RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 JPY (¥) item shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 JPY (¥) item shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party									$ 16,740	$ 26,102
Amount due to related party									16,847	6,023
Revenue from sale of solar products			$ 119,825			$ 168,465		$ 247,743
RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares	759,702	759,702	759,702	1,033,001	1,033,001	1,033,001	868,036	868,036
Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate									$ 13,844
Membership interests owned (as a percent)		49.00%							49.00%
Pilipinas Newton Energy Corp
RELATED PARTY BALANCES AND TRANSACTIONS
Cash funding from affiliate									$ 1,872
Membership interests owned (as a percent)		40.00%							40.00%
Suzhou Financial Leasing Co., Ltd.
RELATED PARTY BALANCES AND TRANSACTIONS
Guarantee deposit for capital lease									$ 940
Membership interests owned (as a percent)		6.00%							6.00%
Payable for capital lease									$ 1,536
ET Solutions South Africa 1 Pty
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party									0
Receivables from affiliate									$ 84
Membership interests owned (as a percent)		49.00%							49.00%
Revenue from sale of solar products		¥ 45,407	$ 6,859
Percentage of ownership after sale transaction	49.00%	49.00%	49.00%
Canadian Solar Infrastructure Fund, Inc
RELATED PARTY BALANCES AND TRANSACTIONS
Number of solar power plants sold | item	5	5	5	13	13	13
Percent of units purchased	14.66%	14.66%	14.66%	14.66%	14.66%	14.66%
Canadian Solar Infrastructure Fund, Inc | Asset management service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	¥ 247,341		$ 2,210	¥ 303,772		$ 2,699
Canadian Solar Infrastructure Fund, Inc | O & M Service
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services	122,529		1,105	32,119		285
Canadian Solar Infrastructure Fund, Inc | Revenue
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products	12,276,404		109,597	18,426,754		163,155
Canadian Solar Infrastructure Fund, Inc | Other operating income or expense
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products	¥ 89,238		$ 836	¥ 3,148,648		$ 27,879
Suzhou iSilver Materials Co
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)		15.00%							15.00%
Trade payable to affiliate									$ 11,753
Percent of units purchased	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%	14.63%
Revenue from sale of solar products								$ 8,030
Purchase from related party		¥ 512,154	$ 74,490		¥ 331,958	$ 49,113	¥ 53,271	$ 8,030
Suzhou Kzone Equipment Technology Co., Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Membership interests owned (as a percent)											32.00%
Payable for equipment purchase											$ 4,053,000
Percent of units purchased	32.00%	32.00%	32.00%	32.00%	32.00%	32.00%
Purchase from related party		¥ 41,635	$ 6,056		¥ 29,704	$ 4,395
Dr. Shawn Qu
RELATED PARTY BALANCES AND TRANSACTIONS
Government award			$ 73
Dr. Shawn Qu | RSUs
RELATED PARTY BALANCES AND TRANSACTIONS
Granted (in shares) | shares	83,805	83,805	83,805	77,289	77,289	77,289	121,951	121,951
Dr. Shawn Qu | One-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Maximum borrowing capacity		¥ 730,000			¥ 1,346,000		¥ 896,000		106,000	206,000		$ 129,000
Amounts drawn down									65,244	$ 135,225		79,558
Dr. Shawn Qu | Two-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility							2 years	2 years
Maximum borrowing capacity		¥ 540,000										$ 79,000
Amounts drawn down									$ 20,731
Gaochuangte
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products					¥ 11,352	$ 1,648
Percentage of ownership after sale transaction				80.00%	80.00%	80.00%
Purchase cost incurred from related party					¥ 44,271	$ 6,430	¥ 54,891	$ 8,274
Roserock and Garland
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								247,743
Tranquility, Garland, and Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products								$ 48,711